Fair Value Measurements - Armada - Annual - Additional Information (Detail) - USD ($)			3 Months Ended	9 Months Ended	12 Months Ended
	May 22, 2025	Nov. 07, 2024	Jun. 30, 2025	Jun. 30, 2026	Sep. 30, 2025	Oct. 19, 2025
Armada Acquisition Corp. II
Adjustments to additional paid in capital, warrant issued			$ 3,565,000		$ 3,565,000
Class of warrant or right, exercise price of warrants or rights (in usd per share)				$ 11.50	$ 11.50	$ 11.50
Sponsor | Private placement
Shares issued, price per share (usd per share)		$ 10.00
Issuance of common stock (in shares)		400,000
Sponsor | Private placement | Armada Acquisition Corp. II
Shares issued, price per share (usd per share)		$ 10.00
Issuance of common stock (in shares)	2,400,000	400,000		2,400,000	2,400,000
Non-managing investors | Private placement | Armada Acquisition Corp. II
Shares issued, price per share (usd per share)	$ 4,621,895			$ 4,621,895	$ 4,621,895
Issuance of common stock (in shares)	1.93	2,400,000		1.93	1.93
Public warrants | Armada Acquisition Corp. II
Adjustments to additional paid in capital, warrant issued				$ 3,565,000	$ 3,565,000
Class of warrant or right, exercise price of warrants or rights (in usd per share)				$ 0.31	$ 0.31